Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders Equity Note [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity under the Plan for the nine months ended September 30, 2019:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	—
Granted	1,782	196.70
Exercised	—
Cancelled/Forfeited	(142)	196.70

Outstanding at September 30, 2019	1,640	$196.70	9.4	$—

Exercisable at September 30, 2019	1,095	$196.70	9.4	$—

Summary of Weighted Average Assumptions Used to Compute Fair Value

The following weighted average assumptions were used to compute the fair value of stock options granted during the nine months ended September 30, 2019:

Nine months ended September 30, 2019
Dividend yield	N/A
Expected volatility	147.6%
Weighted average risk-free interest rate	2.6%
Weighted average expected life (in years)	5.5
Weighted average grant date fair value	$0.259

Summary of Recognized Share-based Compensation Cost

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2019	2018	2019	2018
Selling, general and administrative	$54	$116	$160	$58
Research and development	16	—	43	(63)

Total	$70	$116	$203	$(5)

Summary of Warrant Activity

The following is a summary of warrant activity for the nine months ended September 30, 2019:

	Warrants	Exercise Price per Share	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2018	93,835	$7.00 - $7,000	$150.67	5.75
Issued	1,001,995		42.00
Exercised	(11,285)		7.00
Exchanged	(82,521)		170.31

Outstanding at September 30, 2019	1,002,024	$7.00 - $42.00	$42.00	5.05

The Company issued warrants as part of its offerings in 2013, 2015, 2016 and 2018 as well as part of its issuance of convertible notes in 2016 and 2018 and an exchange agreement in 2017. A summary of warrant activity is as follows:

	Warrants	Exercise Price per Share		Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at January 1, 2017	1	$ $	197,225,000 - 13,798,400,000	$637,218,564	5.59
Warrants issued	21			1,610,000
Warrants exercised	(1)			2,954,000
Warrants expired	(1)			591,675,000

Outstanding at December 31, 2017	20	$ $	857,500 - 13,798,400,000	$1,098,300	4.88
Warrants issued in Feb 2018 registered direct offering	1,538			6,531
Warrants issued with convertible notes	98,814			126
Exercised	(6,536)			1,252
Expired	(1)			13,798,400,000

Outstanding at December 31, 2018	93,835		$7.00 - $7,000	$150.67	5.75